Related parties (Details 3) R$ in Thousands				1 Months Ended	12 Months Ended
	Dec. 06, 2019 BRL (R$) Number	Nov. 11, 2019 BRL (R$)	Nov. 06, 2019 BRL (R$)	May 31, 2021 BRL (R$)	Dec. 31, 2021 BRL (R$)		Dec. 31, 2020 BRL (R$)
Transactions held with Related parties
Other payments					R$ 39,271	[1]	R$ 135,307	[2]
Indemnification asset					160,470		153,714
Cost Sharing					R$ 37,514		48,133
Copyright license
Transactions held with Related parties
Agreement term					3 years
Editora E Distribuidora Educacional S.A
Transactions held with Related parties
Settlement of reverse factoring supplier liabilities to related party, related party transactions				R$ 83,922
Other payments					R$ 39,271		135,307
Related parties
Transactions held with Related parties
Cost Sharing					37,514		R$ 48,133
Related parties | Trademark license
Transactions held with Related parties
Trademark	R$ 0				R$ 0
Agreement term	20 years
Number of license agreements | Number	2
Related parties | Editora E Distribuidora Educacional S.A | Copyright license
Transactions held with Related parties
Copyright license		R$ 0
Agreement term		3 years
Related parties | Editora E Distribuidora Educacional S.A | Trademark license
Transactions held with Related parties
Trademark			R$ 0
Agreement term			20 years

[1]	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group.
[2]	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below.